Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement from continuing operations		£ (55)	£ (335)		£ (1,797)
Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		3,655	4,645	[1]
Liabilities		685	(666)
Net deferred tax (liability) asset		(2,380)	(3,979)	[1]	(3,979)	[1]
At 1 January		2,970	3,979	[1]
Income statement from continuing operations		(55)	(335)
Income statement from discontinued UK banking business			(48)
Other comprehensive income and reserves		(355)	75
Transfer to Barclays Bank UK PLC	[2]		(747)
Other movements		(180)	46
At 31 December		2,380	2,970		3,979	[1]
Assets		3,428	3,655		4,645	[1]
Liabilities		(1,048)	685		(666)
Net deferred tax (liability) asset		2,380	3,979	[1]	3,979	[1]
Share-based payments and deferred compensation [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		309	341	[1]
Liabilities		0	0
Net deferred tax (liability) asset		(305)	(309)		(341)	[1]
At 1 January		309	341	[1]
Income statement from continuing operations		(7)	(28)
Income statement from discontinued UK banking business			0
Other comprehensive income and reserves		8	(10)
Transfer to Barclays Bank UK PLC	[2]		0
Other movements		(5)	6
At 31 December		305	309		341	[1]
Assets		305	309		341	[1]
Liabilities		0	0		0
Net deferred tax (liability) asset		305	309		341	[1]
Other provisions [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		112	157	[1]
Liabilities		0	0
Net deferred tax (liability) asset		(127)	(157)	[1]	(157)	[1]
At 1 January		112	157	[1]
Income statement from continuing operations		23	(62)
Income statement from discontinued UK banking business			0
Other comprehensive income and reserves		2	8
Transfer to Barclays Bank UK PLC	[2]		0
Other movements		(10)	9
At 31 December		127	112		157	[1]
Assets		127	112		157	[1]
Liabilities		0	0		0
Net deferred tax (liability) asset		127	157	[1]	157	[1]
Retirement benefit obligation [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		39	49	[1]
Liabilities		434	(218)
Net deferred tax (liability) asset		609	395		169	[1]
At 1 January		(395)	(169)	[1]
Income statement from continuing operations		(5)	(124)
Income statement from discontinued UK banking business			0
Other comprehensive income and reserves		(205)	(98)
Transfer to Barclays Bank UK PLC	[2]		0
Other movements		(4)	(4)
At 31 December		(609)	(395)		(169)	[1]
Assets		31	39		49	[1]
Liabilities		(640)	434		(218)
Net deferred tax (liability) asset		(609)	(395)		(169)	[1]
Cash flow hedges [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		38	1	[1]
Liabilities		2	(69)
Net deferred tax (liability) asset		139	(36)		68	[1]
At 1 January		36	(68)	[1]
Income statement from continuing operations		0	0
Income statement from discontinued UK banking business			0
Other comprehensive income and reserves		(175)	103
Transfer to Barclays Bank UK PLC	[2]		0
Other movements		0	1
At 31 December		(139)	36		(68)	[1]
Assets		0	38		1	[1]
Liabilities		(139)	2		(69)
Net deferred tax (liability) asset		(139)	36		(68)	[1]
Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		175	188	[1]
Liabilities		35	(143)
Net deferred tax (liability) asset		(92)	(140)		(45)	[1]
At 1 January		140	45	[1]
Income statement from continuing operations		0	(9)
Income statement from discontinued UK banking business			0
Other comprehensive income and reserves		(46)	97
Transfer to Barclays Bank UK PLC	[2]		0
Other movements		(2)	7
At 31 December		92	140		45	[1]
Assets		110	175		188	[1]
Liabilities		(18)	35		(143)
Net deferred tax (liability) asset		92	140		45	[1]
Fixed asset timing differences [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		758	1,232	[1]
Liabilities		16	(28)
Net deferred tax (liability) asset		(690)	(1,204)	[1]	(1,204)	[1]
At 1 January		742	1,204	[1]
Income statement from continuing operations		66	61
Income statement from discontinued UK banking business			(48)
Other comprehensive income and reserves		0	0
Transfer to Barclays Bank UK PLC	[2]		(447)
Other movements		(118)	(28)
At 31 December		690	742		1,204	[1]
Assets		719	758		1,232	[1]
Liabilities		(29)	16		(28)
Net deferred tax (liability) asset		690	1,204	[1]	1,204	[1]
Loan impairment allowance [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		359	735	[1]
Liabilities		0	0
Net deferred tax (liability) asset		(284)	(735)	[1]	(735)	[1]
At 1 January		359	735	[1]
Income statement from continuing operations		(55)	(76)
Income statement from discontinued UK banking business			0
Other comprehensive income and reserves		(10)	(18)
Transfer to Barclays Bank UK PLC	[2]		(279)
Other movements		(10)	(3)
At 31 December		284	359		735	[1]
Assets		284	359		735	[1]
Liabilities		0	0		0
Net deferred tax (liability) asset		284	735	[1]	735	[1]
Tax losses carried forward [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		529	596	[1]
Liabilities		0	0
Net deferred tax (liability) asset		(523)	(596)	[1]	(596)	[1]
At 1 January		529	596	[1]
Income statement from continuing operations		17	(104)
Income statement from discontinued UK banking business			0
Other comprehensive income and reserves		0	1
Transfer to Barclays Bank UK PLC	[2]		0
Other movements		(23)	36
At 31 December		523	529		596	[1]
Assets		523	529		596	[1]
Liabilities		0	0		0
Net deferred tax (liability) asset		523	596	[1]	596	[1]
Other [member] | Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		1,336	1,346	[1]
Liabilities		198	(208)
Net deferred tax (liability) asset		(1,107)	(1,138)	[1]	(1,138)	[1]
At 1 January		1,138	1,138	[1]
Income statement from continuing operations		(94)	7
Income statement from discontinued UK banking business			0
Other comprehensive income and reserves		71	(8)
Transfer to Barclays Bank UK PLC	[2]		(21)
Other movements		(8)	22
At 31 December		1,107	1,138		1,138	[1]
Assets		1,329	1,336		1,346	[1]
Liabilities		(222)	198		(208)
Net deferred tax (liability) asset		£ 1,107	£ 1,138	[1]	£ 1,138	[1]

[1]	Due to the adoption of IFRS 9 and IFRS 15 on 1 January 2018, additional deferred tax assets of £ 627 m were recognised
[2]	Related to the transfer of deferred tax assets to Barclays Bank UK PLC as part of the disposal of the UK banking business.